BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2015	Jun. 30, 2014
Statement of Financial Position [Abstract]
Convertible preferred stock, shares authorized	10,000,000	10,000,000
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	22,261,884	21,385,217
Common stock, shares outstanding	22,261,884	21,385,217